Consolidated Statements of Cash Flows $ in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2023 USD ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)
OPERATING ACTIVITIES:
Income before income taxes			$ 29,007	$ 26,173	$ 22,940
Adjustments for:
Non-cash operating expenses (income)			79	471	(653)
Depreciation			8,919	8,997	8,284
Depreciation right-of-use assets			776	660	662
Amortization			836	768	888
Amortization prepaid expenses			887	890	687
Gain on sale of long-lived assets, net			(94)	(250)	(58)
Loss on the retirement of long-lived assets			186	177	199
Loss on the retirement of intangible assets			1	0	3
Share of the (profit) of associates and joint ventures accounted for using the equity method, net of income taxes			(215)	(386)	(88)
Interest income			(3,188)	(2,411)	(932)
Interest expense			7,102	6,500	6,192
Foreign exchange loss (income), net			1,046	324	(227)
Non-cash movements in post-employment and other non-current employee benefits obligations			338	299	328
Impairment on equity investments			143	0	250
Monetary position gain, net			(93)	(536)	(734)
Market value (gain) loss on financial instruments			(169)	672	(80)
Accounts receivable and other current assets			(1,605)	(3,420)	(2,041)
Other current financial assets			(573)	(514)	(550)
Inventories			(779)	(179)	(2,262)
Suppliers and other accounts payable			3,742	3,420	4,448
Other liabilities			403	(424)	(401)
Employee benefits paid			(544)	(483)	(471)
Other taxes			1,384	41	2,443
Income taxes paid			(5,300)	(5,298)	(6,106)
Net cash flows generated from operating activities			42,289	35,491	32,721
INVESTING ACTIVITIES:
Business acquisition and mergers, net of cash acquired			0	(2,356)	0
Interest collected			3,188	2,411	932
Acquisitions of property, plant and equipment			(19,613)	(16,756)	(9,344)
Proceeds from the sale of long-lived assets			178	323	259
Acquisitions of intangible assets			(1,019)	(979)	(645)
Other non-current assets			(1,603)	(1,698)	(766)
Dividends received from investments in associates and joint ventures			79	16	16
Investments in other entities and financial assets			(1,280)	(558)	1
Net cash flows used in investing activities			(20,070)	(19,597)	(9,547)
FINANCING ACTIVITIES:
Proceeds from borrowings			151	6,089	11,191
Repayments of borrowings			(8,401)	(8,432)	(14,189)
Interest paid			(4,537)	(4,724)	(4,646)
Dividends paid			(12,275)	(11,463)	(10,649)
Interest paid on lease liabilities			(278)	(139)	(101)
Payments of leases			(690)	(631)	(629)
Financing instruments			(322)	(1,547)	(1,240)
Net cash flows used in financing activities			(26,352)	(20,847)	(20,263)
Net (decrease)/increase in cash and cash equivalents			(4,133)	(4,953)	2,911
Cash and cash equivalents at the beginning of the period			40,277	47,248	43,497
Effects of exchange rate changes and inflation effects on cash and cash equivalents held in foreign currencies			(5,084)	(2,018)	840
Cash and cash equivalents at the end of the period			$ 31,060	$ 40,277	$ 47,248
Currency in which supplementary information is displayed
OPERATING ACTIVITIES:
Income before income taxes	[1]	$ 1,717
Adjustments for:
Non-cash operating expenses (income)	[1]	5
Depreciation	[1]	528
Depreciation right-of-use assets	[1]	46
Amortization	[1]	49
Amortization prepaid expenses	[1]	52
Gain on sale of long-lived assets, net	[1]	(6)
Loss on the retirement of long-lived assets	[1]	11
Loss on the retirement of intangible assets	[1]	0
Share of the (profit) of associates and joint ventures accounted for using the equity method, net of income taxes	[1]	(13)
Interest income	[1]	(189)
Interest expense	[1]	420
Foreign exchange loss (income), net	[1]	62
Non-cash movements in post-employment and other non-current employee benefits obligations	[1]	20
Impairment on equity investments	[1]	8
Monetary position gain, net	[1]	(6)
Market value (gain) loss on financial instruments	[1]	(10)
Accounts receivable and other current assets	[1]	(95)
Other current financial assets	[1]	(34)
Inventories	[1]	(46)
Suppliers and other accounts payable	[1]	221
Other liabilities	[1]	24
Employee benefits paid	[1]	(32)
Other taxes	[1]	82
Income taxes paid	[1]	(314)
Net cash flows generated from operating activities	[1]	2,502
INVESTING ACTIVITIES:
Business acquisition and mergers, net of cash acquired	[1]	0
Interest collected	[1]	189
Acquisitions of property, plant and equipment	[1]	(1,161)
Proceeds from the sale of long-lived assets	[1]	11
Acquisitions of intangible assets	[1]	(60)
Other non-current assets	[1]	(95)
Dividends received from investments in associates and joint ventures	[1]	5
Investments in other entities and financial assets	[1]	(76)
Net cash flows used in investing activities	[1]	(1,188)
FINANCING ACTIVITIES:
Proceeds from borrowings	[1]	9
Repayments of borrowings	[1]	(497)
Interest paid	[1]	(268)
Dividends paid	[1]	(726)
Interest paid on lease liabilities	[1]	(16)
Payments of leases	[1]	(41)
Financing instruments	[1]	(19)
Net cash flows used in financing activities	[1]	(1,559)
Net (decrease)/increase in cash and cash equivalents	[1]	(245)
Cash and cash equivalents at the beginning of the period	[1]	2,383
Effects of exchange rate changes and inflation effects on cash and cash equivalents held in foreign currencies	[1]	(301)
Cash and cash equivalents at the end of the period	[1]	$ 1,838

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3